Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering [Abstract]
Initial Public Offering

Note 3 — Initial Public Offering

On March 23, 2021, the Company consummated its Initial Public Offering of 30,000,000 Units, at $10.00 per Unit, generating gross proceeds of $300.0 million, and incurring underwriting fees and other offering costs of approximately $17.2 million, inclusive of approximately $10.5 million in deferred underwriting commissions.

On April 7, 2021, the underwriters exercised the over-allotment option in part and purchased the Over-Allotment Units, generating gross proceeds of $23,692,510, and 532,687 Founder Shares (as defined below) were subsequently forfeited by the Sponsor.

Each Unit consists of one Class A ordinary share and one-half of one redeemable warrant. Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 9).

Note 3 — Initial Public Offering

On March 23, 2021, the Company consummated its Initial Public Offering of 30,000,000 Units, at $10.00 per Unit, generating gross proceeds of $300.0 million, and incurring underwriting fees and other offering costs of approximately $17.2 million, inclusive of approximately $10.5 million in deferred underwriting commissions.

On April 7, 2021, the underwriter exercised the over-allotment option in part and purchased the Over-Allotment Units, generating gross proceeds of $23,692,510, and 532,687 Founder Shares were subsequently forfeited by the Sponsor.

Each Unit consists of one Class A ordinary share and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 9).